Property, plant and equipment, net (Details Narrative) $ in Thousands, € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 27, 2023 EUR (€)
Property, Plant and Equipment [Line Items]
Addition to property and equipment	$ 0	$ 0	$ 5	$ 28	$ 0	$ 9,100
Loss on disposition of assets	0		0
Proceeds from sale of property and equipment				300	1,294	253
Letter of credit	750		750
Depreciation expense	200	200	400	400	1,564	2,325
Right of use asset	214		214		274	3,157
Operating lease liabilities	215		215		$ 273
Long-term operating lease liabilities	$ 64		$ 64
Property plant and equipment, description					Company entered into an agreement to sell two coating machines (part of its property, plant and equipment) from the Hood Park facility for $0.9 million resulting in a loss of $2.5 million. On May 8, 2024, the Company received an initial deposit of $0.3 million of the purchase price, and received the remaining $0.6 million of the purchase price in July 2024. The remaining machinery and equipment from Hood Park were relocated for use at the Company’s other locations.
Sale of machinery					$ 300
Transfer from assets under construction to machinery and equipment						11,500
Hood Park [Member]
Property, Plant and Equipment [Line Items]
Letter of credit					750
Leasehold improvements					9,800	10,400
Furniture forfeited					500	$ 500
Right of use asset					1,700
Operating lease liabilities					1,500
Long-term operating lease liabilities					$ 6,900
ETTELSA [Member]
Property, Plant and Equipment [Line Items]
Purchase land | €							€ 0.8
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Loss on disposition of assets		12,700		12,700
Property and equipment disposals		13,600		13,600
Proceeds from sale of property and equipment		$ 900		$ 900